Pension Liability (Details) - Schedule of unrecognized pension cost in accumulated other comprehensive income/loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of unrecognized pension cost in accumulated other comprehensive income/loss [Abstract]
Net loss, beginning of period	$ 151,739	$ 19,381
Other gain/loss during the period	(88,088)	103,544
Other prior year gain/loss recognized in period	(3,091)	(983)
Effect of settlement, curtailment	(6,913)
Amortization of pension related net loss
Net loss, end of period	53,647	121,942
Prior service cost, beginning of period
Amortization of prior service cost	(2,856)	29,797
Prior service cost end of period	(2,856)	29,797
Total unrecognized pension cost, end of period	$ 50,791	$ 151,739